CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS
NOTE 3:-	CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS

Contract liabilities consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
	(Unaudited)
Contract liabilities, Current
Deferred revenues	$4,151	$4,004
Advances from customers	68	78
Total	$4,219	$4,082

Contract liabilities, Long-term
Deferred revenues	$121	$61
Total Contract liabilities	$4,340	$4,143

During the six months ended June 30, 2023, the Company recognized $42 that was included in deferred revenues balance at December 31, 2022.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and engineering services not yet satisfied. As of June 30, 2023, the aggregate amount of the transaction price allocated to remaining performance obligations was $12,536 (out of which, $3,441 is recorded as short-term deferred revenues), which the Company expects to recognize as revenues.